INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2017
Investment And Obligations Under Repurchase Agreements
INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

NOTE 7 INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

a)        The Bank purchases financial instruments agreeing to resell them at a future date. As of December 31, 2017 and 2016, the instruments acquired under agreements to resell were as follows:

As of December 31, 2017
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	2,292	—	—	2,292
Treasury Bonds and Notes	—	—	—	—
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	—	—	—	—
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	21,248	—	—	21,248
Other Securities issued abroad	4,984	—	—	4,984
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	28,524	—	—	28,524

	As of December 31, 2016
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	—	—	—	—
Treasury Bonds and Notes	14,416	—	—	14,416
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	8,620	—	—	8,620
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	143,866	—	—	143,866
Other Securities issued abroad	3,340	—	—	3,340
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	170,242	—	—	170,242

b)   As of December 31, 2017 and 2016, obligations under repurchase agreements were the following:

	As of December 31, 2017
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	—	—	—	—
Treasury Bonds and Notes	11,703	—	—	11,703
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	26,573	—	—	26,573
Bonds and company business papers	5,988	—	—	5,988
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	—	—	—	—
Other Securities issued abroad	376,656	—	—	376,656
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	420,920	—	—	420,920

As of December 31, 2016
	Less than three months	More than three months and less than one year	More than one year	Total
	MCh$	MCh$	MCh$	MCh$
Government and Chilean Central Bank Securities:
Chilean Central Bank Securities	3,367	—	—	3,367
Treasury Bonds and Notes	2,103	—	—	2,103
Other fiscal securities	—	—	—	—
Other securities issued locally:
Other local bank securities	—	—	—	—
Bonds and company business papers	—	—	—	—
Other securities issued locally	—	—	—	—
Securities issued abroad:
Government and Central Bank securities	368,409	—	—	368,409
Other Securities issued abroad	—	—	—	—
Mutual Funds Investment
Funds managed by related companies	—	—	—	—
Funds managed by third parties	—	—	—	—
Total	373,879	—	—	373,879